FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
Pioneer Bank, National Association 401(k) Savings Plan
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

NOTE 4 – FAIR VALUE MEASUREMENTS

Fair value is the price that would be received by the Plan for an asset or paid by the Plan to transfer a liability (an exit price) in an orderly transaction between market participants on the measurement date in the Plan’s principal or most advantageous market for the asset or liability. Fair value measurements are determined by maximizing the use of observable inputs and minimizing the use of unobservable inputs. The hierarchy places the highest priority on unadjusted quoted market prices in active markets for identical assets or liabilities (level 1 measurements) and gives the lowest priority to unobservable inputs (level 3 measurements). The three levels of inputs within the fair value hierarchy are defined as follows:

Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that the Plan has the ability to access as of the measurement date.

Level 2: Significant other observable inputs other than level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3: Significant unobservable inputs that reflect the Plan’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

In some cases, a valuation technique used to measure fair value may include inputs from multiple levels of the fair value hierarchy. The lowest level of significant input determines the placement of the entire fair value measurement in the hierarchy.

The following descriptions of the valuation methods and assumptions used by the Plan to estimate the fair values of investments apply to investments held directly by the Plan.

Employer Common Stock, Money Market Funds, and Mutual Funds: The fair values of employer common stock, money market fund, and mutual fund investments are determined by obtaining quoted prices on nationally recognized securities exchanges (level 1 inputs).

Common collective trust funds:  Common collective trust funds are valued at their NAV on the last day of the calendar year of the period; as a result, these investments are not classified within the fair value hierarchy. Common collective funds are comprised of units in such common collective trust funds that are not publicly traded. The underlying assets in these funds (common stock, preferred stock, collective investment funds, U.S. Government and Agency Obligations, debt instruments, insurance investment contracts, global wrap synthetic investment contracts, securities lending funds, repurchase agreements, futures contracts, and foreign currency contracts) are valued where applicable on exchanges and price quotes for the assets held by these funds are readily available. When current market prices or quotations are not available, valuations are determined using valuation models adopted by the trustee or other inputs principally from or corroborated by observable market data.

Investments in common collective trust funds are valued at the NAV of participation units held by the Plan at year-end. The value of these units is determined by the trustee based on the current market values of the underlying assets of the common collective trust fund as based on information reported by the investment advisor using the audited financial statements of the common collective trust fund at year end. At December 31, 2025 and 2024, the Plan’s investment in common collective trust funds was comprised of an investment in the Reliance Trust Company Stable Value Collective Investment Trust, Series 25053. The objective of this fund is to provide safety and preservation of principal and accumulated interest for participant-initiated transactions. The interest credited to balances in this fund will reflect both current market conditions and performance of the underlying investments in this fund. This fund invests entirely in MetLife group annuity contracts, which consists of separately managed investment portfolios directed by Reliance Trust Company. This fund is a bank collective trust fund for which Reliance Trust Company serves as the trustee and investment manager. This fund is not FDIC-insured or registered with the Securities and Exchange Commission. There are no unfunded commitments and no withdrawal restrictions.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

Investments measured at fair value on a recurring basis are summarized below:

	Fair Value Measurements
	at December 31, 2025, Using
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Employer common stock	$2,668,568	$2,668,568	$—	$—
Cash and Money market funds	2	2	—	—
Mutual funds	25,847,279	25,847,279	—	—

Total	28,515,849	$28,515,849	$—	$—

Common collective trust funds (a)	1,447,930

Total investments, at fair value	$29,963,779

	Fair Value Measurements
	at December 31, 2024, Using
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Employer common stock	$2,491,707	$2,491,707	$—	$—
Cash and Money market funds	4	4	—	—
Mutual funds	22,383,603	22,383,603	—	—

Total	24,875,314	$24,875,314	$—	$—

Common collective trust funds (a)	1,574,935

Total investments, at fair value	$26,450,249

(a)	- In accordance with Accounting Standards Codification (“ASC”) Subtopic 820-10, certain investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.